Eaton Vance Hexavest Global Equity Fund

EATON VANCE HEXAVEST GLOBAL EQUITY FUND
Supplement to Prospectus dated December 1, 2016

The following changes are effective immediately:

The following replaces “Fees and Expenses of the Fund” in “Fund Summaries – Hexavest Global Equity Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Prospectus.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.20%
Expense Reimbursement(3)	(0.30)%	(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	1.90%	0.90%
(1)	“Management Fees” reflect a change in the expense reimbursement effective May 1, 2017, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised expense reimbursement was in effect for the Fund’s full fiscal year ended July 31, 2016.
(2)	Estimated for Class C shares.
(3)	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. This expense reimbursement will continue through November 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses and acquired fund fees and expenses of unaffiliated funds only and does not include expenses such as: brokerage commissions, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$685	$979	$1,295	$2,186	$685	$979	$1,295	$2,186
Class C shares	$293	$659	$1,152	$2,511	$193	$659	$1,152	$2,511
Class I shares	$92	$351	$631	$1,428	$92	$351	$631	$1,428

May 1, 2017	25840 5.1.17

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Hexavest Global Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Hexavest Global Equity Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		1.45%	2.20%	1.20%
Expense Reimbursement	[2]	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.15%	1.90%	0.90%
[1]	Estimated for Class C shares.
[2]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. This expense reimbursement will continue through November 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses and acquired fund fees and expenses of unaffiliated funds only and does not include expenses such as: brokerage commissions, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

“Management Fees” reflect a change in the expense reimbursement effective May 1, 2017, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised expense reimbursement was in effect for the Fund’s full fiscal year ended July 31, 2016.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Hexavest Global Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	979	1,295	2,186
Class C	293	659	1,152	2,511
Class I	92	351	631	1,428

Expense Example, No Redemption - Eaton Vance Hexavest Global Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	979	1,295	2,186
Class C	193	659	1,152	2,511
Class I	92	351	631	1,428

[1]	"Management Fees" reflect a change in the expense reimbursement effective May 1, 2017, and "Management Fees" and "Expense Reimbursement" have been restated to reflect the fees as if the Fund's revised expense reimbursement was in effect for the Fund's full fiscal year ended July 31, 2016.